STOCKHOLDERS' EQUITY - Assumptions (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Expected volatility	51.60%	40.30%
Expected life of option (years) (Year)	10 years	10 years
Risk-free interest rate	0.50%	1.40%
Fair value of each option on grant date (in dollars per share)	$ 6.84	$ 2.90
Share-based Payment Arrangement, Option [Member]
Dividend yield			0.00%	0.00%
Expected volatility			40.30%	37.50%
Expected life of option (years) (Year)			10 years	5 years
Risk-free interest rate			1.40%	1.70%
Fair value of each option on grant date (in dollars per share)			$ 2.90	$ 2.53